Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 43,408	$ 47,507
Current expected credit losses	2,468	3,042
Capitalized research and development costs	1,603	0
U.S. tax credits	902	0
Impairment of long-term investments	0	2,379
Other deductible temporary difference	698	665
Deferred tax assets	49,079	53,593
Less valuation allowance	(49,079)	(53,593)
Deferred tax assets, net	0	0
Recognition of intangible assets arising from business combination	(12)	(92)
Deferred tax liabilities, net	$ (12)	$ (92)